SHARE BASED COMPENSATION - Options to Restricted Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021 vote $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			711,592	0	1,403,211
Granted (in dollars per share) | $ / shares			$ 14.8	$ 0	$ 27.2
Unrecognized compensation expense related to unvested share options | $			$ 19.7
Options to restricted shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares			0	0	138,818
Granted (in dollars per share) | $ / shares			$ 0	$ 0	$ 25.80
Unrecognized compensation expense related to unvested share options | $			$ 11.2
Unrecognized compensation expense, period of recognition			1 year 3 months 21 days
Options to restricted shares | March 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		18,700,000
Granted (in dollars per share) | $ / shares		$ 18.95
Expiration period		10 years
Options to restricted shares | December 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	600,000
Granted (in dollars per share) | $ / shares	$ 37.38
Expiration period	10 years
Number of trading days | vote	60
Vesting period	4 years
Options to restricted shares | December 2021 | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | December 2021 | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | December 2021 | Tranche Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | December 2021 | Tranche Four
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%
Options to restricted shares | December 2021 | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	400,000
Granted (in dollars per share) | $ / shares	$ 40.59
Expiration period	10 years
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period			10 years
Vesting period			4 years
Unrecognized compensation expense, period of recognition			1 year 25 days
Share options | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			12 months
Vesting percentage			25.00%
Share options | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years